SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF EXERCISE PRICES AND REMAINING CONTRACTUAL LIVES OF OUTSTANDING OPTIONS

The following is information regarding exercise prices and remaining contractual lives of outstanding options at December 31, 2024:

December 31, 2024
Outstanding			Exercisable
Number of options outstanding	Exercise price range (USD)	Weighted average remaining contractual life	Number of options Exercisable	Exercise price range (USD)	Weighted average remaining contractual life
275,000	1.98	9.72	-	-	-
6,995	2.13	9.60	-	-	-
24,480	3.32	8.59	7,650	3.32	8.59
36,283	4.36	8.17	15,876	4.36	8.17
9,617	4.77	7.98	4,728	4.77	7.98
13,115	4.86	8.11	5,738	4.86	8.11
39,616	5.91	7.52	23,362	5.91	7.52
78,690	7.34	7.70	42,625	7.34	7.70
71,462	7.57	3.03	71,462	7.57	3.03
232,815	7.82	5.79	232,815	7.82	5.79
36,930	7.84	8.30	36,930	7.84	8.30
36,931	9.00	8.30	3,420	9.00	8.30
36,931	11.7	8.30	15,046	11.70	8.30
71,576	15.63	5.85	71,576	15.63	5.85
8,743	18.01	6.84	6,558	18.01	6.84
979,184	6.55	7.45	537,786	8.72	6.08

SCHEDULE OF CHANGES IN FAIR VALUE OF OPTIONS

The table below sets forth a summary of changes in the fair value of the options:

	Number of options measured at fair value	Fair value (U.S. Dollars in thousands)
Balance at December 31, 2021	446,703	3,605
Effect of change in exchange rate		(315)
Changes in fair value	-	(2,294)
Balance at December 31, 2022	440,045	996
Effect of change in exchange rate		(30)
Changes in fair value	-	(734)
Balance at December 31, 2023	405,714	232
Effect of change in exchange rate		(4)
Changes in fair value	-	74
Reclassification of liability classified share-based compensation awards to equity	(401,794)	(302)
Balance at December 31, 2024	-	-

SCHEDULE OF EXPENSE (INCOME) RECOGNIZED IN CONSOLIDATED FINANCIAL STATEMENTS

The table below presents the expense (income) recognized in the financial statements of the Company in respect to share-based payment:

	Year ended December 31
	2024			2023
	Equity classified awards	Liability classified awards	Total expense	Equity classified awards	Liability classified awards	Total expense
Research and development expenses (income)	98	42	140	98	(440)	(342)
Sales and marketing expenses (income)	74	20	94	111	(171)	(60)
General and Administrative expenses (income)	122	13	135	294	(111)	183
	294	75	369	503	(722)	(219)

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

	Year ended December 31
	2022
	Equity classified awards	Liability classified awards	Total expense
Research and development expenses (income)	206	(1,426)	(1,220)
Sales and marketing expenses (income)	59	(546)	(487)
General and Administrative expenses (income)	278	(322)	(44)
	543	(2,294)	(1,751)

Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS

	2024	2023	2022
Dividend yield	0%	0%	0%
Expected volatility	74%-97%	74%-76%	52%-76%
Risk-free interest rate	3.3%-5.8%	3.3%-3.9%	2.4%-3.1%
Expected term (years)	2-7 years	4-7 years	5-7 years
Exercise price (USD)	1.98-18.01	3.32-11.78	4.92-7.55

SCHEDULE OF STOCK OPTIONS ACTIVITY

The following is summary information of equity classified options in 2024:

	Year ended December 31, 2024
		Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic
	Number	USD	years	Value
Outstanding at beginning of year	428,457	7.55	8.9	-
Granted	281,995	1.98	9.7	131,488
Forfeited	(133,062)	9.77	7.3	-
Reclassification of liability classified	401,794	9.32	5.7	-
Outstanding at end of year	979,184	6.55	7.5	-
Exercisable at end of year	537,786	8.72	6.1	-

Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS

The following table summarizes assumptions used as of December 31, 2024 and 2023:

	2024	2023	2022
Expected dividend	-	0%	0%
Expected volatility	-	81.2%-90.9%	79.6%-95.7%
Risk-free interest rate	-	4.97%-5.35%	4.68%-5.27%
Expected life (years)	-	2-4 years	1.5-5 years
Exercise price (USD)	-	4.57-15.67	4.57-15.67